1. Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income, as reported	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	$ 6,231,298	$ 5,484,278
Less: dividends to preferred shareholders									101,563	87,500
Net income available to common shareholders									$ 6,129,735	$ 5,396,778
Weighted average number of common shares used in calculating earnings per share									5,084,102	5,024,270
Earnings per common share	$ .30	$ 0.35	$ 0.29	$ 0.27	$ 0.29	$ .30	$ 0.25	$ 0.23	$ 1.21	$ 1.07